CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2023	Aug. 16, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2021
Stockholders’ equity
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10			$ 0.05
Authorized shares (in shares)	315,000,000		255,000,000	180,000,000
Issued shares (in shares)	264,080,391		229,263,598	137,218,175
Outstanding shares (in shares)	252,582,036		228,948,087